                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 May 9, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       69

Form 13F Information Table Value Total:   $  38,500
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


ACCURAY INC                         COM           004397105     $164        21,000     SH          SHARED       NONE       21,000
ACTEL CORP                          COM           004934105     $1,491      97,400     SH          SHARED       NONE       97,400
AERCAP HOLDINGS NV                  SHS           N00985106     $573        32,600     SH          SHARED       NONE       32,600
AETNA INC                           COM           00817Y108     $210         5,000     SH          SHARED       NONE        5,000
ANGIODYNAMICS INC                   COM           03475V101     $191        16,500     SH          SHARED       NONE       16,500
APPLIED SIGNAL TECHNOLOGY           COM           038237103     $352        29,800     SH          SHARED       NONE       29,800
APPROACH RESOURCES INC              COM           03834A103     $390        24,900     SH          SHARED       NONE       24,900
ARRIS GROUP INC                     COM           04269Q100     $358        61,500     SH          SHARED       NONE       61,500
AZZ INC                             COM           002474104     $1,053      29,600     SH          SHARED       NONE       29,600
CALLIDUS SOFTWARE INC               COM           13123E500     $172        35,800     SH          SHARED       NONE       35,800
CHART INDUSTRIES INC                COM           16115Q308     $684        20,200     SH          SHARED       NONE       20,200
CHATTEM INC                         NOTE 1.625%   162456AR8     $583       524,000     PRN         SHARED       NONE      524,000
CIBER INC                           COM           17163B102     $329        67,200     SH          SHARED       NONE       67,200
CLEAN HARBORS INC                   COM           184496107     $579         8,900     SH          SHARED       NONE        8,900
COMSTOCK RESOURCES INC              COM NEW       205768203     $1,499      37,200     SH          SHARED       NONE       37,200
CROSS COUNTRY HEALTHCARE INC        COM           227483104     $395        31,900     SH          SHARED       NONE       31,900
DYCOM INDUSTRIES INC                COM           267475101     $573        47,700     SH          SHARED       NONE       47,700
ENERGY SELECT SECTOR SPDR           SBI INT-ENRGY 81369Y506     $681         9,200           PUT   SHARED       NONE        9,200
ENERGY SELECT SECTOR SPDR           SBI INT-ENRGY 81369Y506     $311         4,200           PUT   SHARED       NONE        4,200
ENERGY SELECT SECTOR SPDR           SBI INT-ENRGY 81369Y506     $311         4,200           PUT   SHARED       NONE        4,200
ENERGYSOLUTIONS INC                 DPSTRY SH     292756202     $211         9,200     SH          SHARED       NONE        9,200
ENTEGRIS INC                        COM           29362U104     $509        70,800     SH          SHARED       NONE       70,800
FIRST MARBLEHEAD CORP/THE           COM           320771108     $260        34,900     SH          SHARED       NONE       34,900
FOOT LOCKER INC                     COM           344849104     $327        27,800     SH          SHARED       NONE       27,800
GENWORTH FINANCIAL INC-CL A         COM CL A      37247D106     $371        16,400     SH          SHARED       NONE       16,400
GERBER SCIENTIFIC INC               COM           373730100     $1,353     152,200     SH          SHARED       NONE      152,200
HANOVER INSURANCE GROUP INC/        COM           410867105     $1,070      26,000     SH          SHARED       NONE       26,000
HOUSTON WIRE & CABLE CO             COM           44244K109     $498        31,100     SH          SHARED       NONE       31,100
HUMANA INC                          COM           444859102     $202         4,500     SH          SHARED       NONE        4,500
INTERNATIONAL COAL GROUP INC        COM           45928H106     $201        31,700     SH          SHARED       NONE       31,700
INTERNATIONAL SPEEDWAY CORPORATION  CL A          460335201     $210         5,100           PUT   SHARED       NONE        5,100
ISHARES LEHMAN 20+ YR TREAS         20+ YR TRS BD 464287432     $671         7,000           PUT   SHARED       NONE        7,000
ISHARES LEHMAN 20+ YR TREAS         20+ YR TRS BD 464287432     $681         7,100           PUT   SHARED       NONE        7,100
ISHARES MSCI MALAYSIA               MSCI MALAYSIA 464286830     $338        28,500     SH          SHARED       NONE       28,500
ISHARES RUSSELL 2000                RUSSELL 2000  464287655     $908        13,300           PUT   SHARED       NONE       13,300
ISHARES RUSSELL 2000                RUSSELL 2000  464287655     $1,086      15,900           PUT   SHARED       NONE       15,900
ITRON INC                           NOTE 2.500%   465741AJ5     $642       412,000     PRN         SHARED       NONE      412,000
JABIL CIRCUIT INC                   COM           466313103     $184        19,400     SH          SHARED       NONE       19,400
KELLY SERVICES INC -CL A            CL A          488152208     $368        17,900     SH          SHARED       NONE       17,900
MERIT MEDICAL SYSTEMS INC           COM           589889104     $863        54,500     SH          SHARED       NONE       54,500
MIDCAP SPDR TRUST SERIES 1          UNIT SER 1    595635103     $1,059       7,500           PUT   SHARED       NONE        7,500
MIDCAP SPDR TRUST SERIES 1          UNIT SER 1    595635103     $706         5,000           PUT   SHARED       NONE        5,000
MIDCAP SPDR TRUST SERIES 1          UNIT SER 1    595635103     $1,765      12,500           PUT   SHARED       NONE       12,500
MIDCAP SPDR TRUST SERIES 1          UNIT SER 1    595635103     $903         6,400           PUT   SHARED       NONE        6,400
OLIN CORP                           COM PAR $1    680665205     $273        13,800     SH          SHARED       NONE       13,800
PACKETEER INC                       COM           695210104     $317        62,200     SH          SHARED       NONE       62,200
PENFORD CORP                        COM           707051108     $411        18,900     SH          SHARED       NONE       18,900
POWERSECURE INTERNATIONAL IN        COM           73936N105     $598        50,800     SH          SHARED       NONE       50,800
QUINTANA MARITIME LTD               SHS           Y7169G109     $355        15,000     SH          SHARED       NONE       15,000
REX ENERGY CORP                     COM           761565100     $619        37,200     SH          SHARED       NONE       37,200
SAUER-DANFOSS INC                   COM           804137107     $706        31,900     SH          SHARED       NONE       31,900
SAVVIS INC                          COM NEW       805423308     $434        26,700     SH          SHARED       NONE       26,700
SCHERING-PLOUGH CORP                PFD CONV      806605705     $168         1,100     SH          SHARED       NONE        1,100
SCHERING-PLOUGH CORP                COM           806605101     $180        12,500     SH          SHARED       NONE       12,500
SEACHANGE INTERNATIONAL INC         COM           811699107     $1,343     191,000     SH          SHARED       NONE      191,000
SENSIENT TECHNOLOGIES CORP          COM           81725T100     $339        11,500     SH          SHARED       NONE       11,500
SKYWORKS SOLUTIONS INC              COM           83088M102     $358        49,200     SH          SHARED       NONE       49,200
SMART MODULAR TECHNOLOGIES          ORD SHS       G82245104     $582        93,800     SH          SHARED       NONE       93,800
STEELCASE INC-CL A                  CL A          858155203     $251        22,700     SH          SHARED       NONE       22,700
SUNTECH POWER HOLDINGS-ADR          ADR           86800C104     $235         5,800     SH          SHARED       NONE        5,800
SUPER MICRO COMPUTER INC            COM           86800U104     $184        22,000     SH          SHARED       NONE       22,000
TETRA TECHNOLOGIES INC              COM           88162F105     $678        42,800     SH          SHARED       NONE       42,800
TXCO RESOURCES INC                  COM           87311M102     $311        25,100     SH          SHARED       NONE       25,100
ULTRASHORT OIL & GAS PROSHARES      ULTRASHRT O&G 74347R586     $628        16,300           CALL  SHARED       NONE       16,300
ULTRASHORT OIL & GAS PROSHARES      ULTRASHRT O&G 74347R586     $1,255      32,600           CALL  SHARED       NONE       32,600
UNIT CORP                           COM           909218109     $1,150      20,300     SH          SHARED       NONE       20,300
VISA INC-CLASS A SHARES             COM           92826C839     $355         5,700     SH          SHARED       NONE        5,700
VISHAY INTERTECHNOLOGY INC          COM           928298108     $313        34,500     SH          SHARED       NONE       34,500
WELLPOINT INC                       COM           94973V107     $172         3,900     SH          SHARED       NONE        3,900

                                                                $38,500



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